Borrowings - Borrowings by Major Currency (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 323,117	¥ 340,450
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	218,897	238,361
US Dollar [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	97,503	94,803
Other currency [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 6,717	¥ 7,286